Loans - Subsequent Defaults on Modified Loans (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) Contract	Mar. 31, 2014 USD ($) Contract	Mar. 31, 2015 USD ($) Contract	Mar. 31, 2014 USD ($) Contract	Sep. 30, 2014 USD ($) Contract	Sep. 30, 2013 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	4	17	12	20	22	19
Recorded Investment	$ 107	$ 7,478	$ 739	$ 17,450	$ 1,667	$ 11,854
Residential real estate
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	4	3	10	3	11	5
Recorded Investment	$ 107	$ 375	$ 629	$ 375	$ 419	$ 647
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	0	3	0	5	0	7
Recorded Investment	$ 0	$ 1,814	$ 0	$ 8,110	$ 0	$ 4,401
Commercial non real estate
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	0	5	1	5	8	1
Recorded Investment	$ 0	$ 1,604	$ 95	$ 1,604	$ 313	$ 1,067
Agriculture
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	0	6	1	7	2	6
Recorded Investment	$ 0	$ 3,685	$ 15	$ 7,361	$ 935	$ 5,739
Consumer
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	0	0	0	0	1	0
Recorded Investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0